INVENTORIES (Tables)	12 Months Ended
Dec. 30, 2012
Inventory Disclosure [Abstract]
Schedule of inventory	Inventories consist of the following:

	December 30, 2012	January 1, 2012

Materials and supplies	$5,554	$6,468
Jobs in process	1,812	1,787
Finished products	36,915	40,567

Total	$44,281	$48,822